Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

December 31 (add 000)	2014	2013
6.6% Senior Notes, due 2018	$299,123	$298,893
7% Debentures, due 2025	124,500	124,471
6.25% Senior Notes, due 2037	228,184	228,148
4.25% Senior Notes, due 2024	395,309	—
Floating Rate Notes, due 2017, interest rate of 1.33% at December 31, 2014	298,869	—
Term Loan Facility, due 2018, interest rate of 1.67% at December 31, 2014 and 2013	236,258	248,441
Trade Receivable Facility, interest rate of 0.77% at December 31, 2013	—	130,000
Other notes	3,152	968
Total	1,585,395	1,030,921
Less current maturities	(14,336)	(12,403)
Long-term debt	$1,571,059	$1,018,518

Schedule Principal Amount, Effective Interest Rate and Maturity Date of Debentures and Senior Notes

The principal amount, effective interest rate and maturity date for the Corporation’s Senior Notes and Debentures are as follows:

	Principal Amount (add 000)	Effective Interest Rate At Issue Date	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$230,000	6.45%	May 1, 2037
4.25% Senior Notes	$400,000	4.25%	July 2, 2024
Floating Rate Notes	$300,000	LIBOR+1.10%	June 30, 2017

Commitments Amounts Under Senior Unsecured Credit Facilities

The Senior Unsecured Credit Facilities are syndicated with the following banks:

Lender (add 000)	Revolving Facility Commitment	Term Loan Facility Commitment
JPMorgan Chase Bank, N.A.	$46,667	$33,333
Wells Fargo Bank, N.A.	46,667	33,333
Branch Banking and Trust Company (“BB&T”)	46,667	33,333
SunTrust Bank	46,667	33,333
Deutsche Bank AG New York Branch	46,667	33,333
PNC Bank, National Association	29,167	20,833
Regions Bank	29,167	20,833
The Northern Trust Company	29,167	20,833
Comerica Bank	14,582	10,418
The Bank of Tokyo-Mitsubishi UFJ, Ltd.	14,582	10,418
Total	$350,000	$250,000

Corporation's Long-Term Debt Maturities

The Corporation’s long-term debt maturities for the five years following December 31, 2014, and thereafter are:

(add 000)
2015	$14,336
2016	19,064
2017	317,349
2018	486,383
2019	55
Thereafter	748,208
Total	$1,585,395